Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SSGA FUNDS
Entity Central Index Key	0000826686
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000143790
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class A
Trading Symbol	SSILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.17%	[1]
AssetsNet	$ 245,227,551
Holdings Count | Holding	194
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$245,227,551 Number of Portfolio Holdings194 Portfolio Turnover Rate40%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	22.9%
United Kingdom	13.4%
United States	9.1%
Germany	7.4%
France	7.0%
Australia	5.8%
Italy	5.0%
Netherlands	3.5%
Spain	2.9%
Israel	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.4%
Roche Holding AG	1.8%
ASML Holding NV	1.5%
GSK PLC	1.5%
Enel SpA	1.4%
Barclays PLC	1.3%
Engie SA	1.2%
Deutsche Bank AG	1.2%
Intesa Sanpaolo SpA	1.2%
Deutsche Telekom AG	1.2%

C000143792
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class I
Trading Symbol	SSIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%	[2]
AssetsNet	$ 245,227,551
Holdings Count | Holding	194
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$245,227,551 Number of Portfolio Holdings194 Portfolio Turnover Rate40%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	22.9%
United Kingdom	13.4%
United States	9.1%
Germany	7.4%
France	7.0%
Australia	5.8%
Italy	5.0%
Netherlands	3.5%
Spain	2.9%
Israel	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.4%
Roche Holding AG	1.8%
ASML Holding NV	1.5%
GSK PLC	1.5%
Enel SpA	1.4%
Barclays PLC	1.3%
Engie SA	1.2%
Deutsche Bank AG	1.2%
Intesa Sanpaolo SpA	1.2%
Deutsche Telekom AG	1.2%

C000143793
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class K
Trading Symbol	SSIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$42	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%	[3]
AssetsNet	$ 245,227,551
Holdings Count | Holding	194
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$245,227,551 Number of Portfolio Holdings194 Portfolio Turnover Rate40%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	22.9%
United Kingdom	13.4%
United States	9.1%
Germany	7.4%
France	7.0%
Australia	5.8%
Italy	5.0%
Netherlands	3.5%
Spain	2.9%
Israel	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.4%
Roche Holding AG	1.8%
ASML Holding NV	1.5%
GSK PLC	1.5%
Enel SpA	1.4%
Barclays PLC	1.3%
Engie SA	1.2%
Deutsche Bank AG	1.2%
Intesa Sanpaolo SpA	1.2%
Deutsche Telekom AG	1.2%

C000014139
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class N
Trading Symbol	SSAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$56	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%	[4]
AssetsNet	$ 245,227,551
Holdings Count | Holding	194
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$245,227,551 Number of Portfolio Holdings194 Portfolio Turnover Rate40%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	22.9%
United Kingdom	13.4%
United States	9.1%
Germany	7.4%
France	7.0%
Australia	5.8%
Italy	5.0%
Netherlands	3.5%
Spain	2.9%
Israel	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.4%
Roche Holding AG	1.8%
ASML Holding NV	1.5%
GSK PLC	1.5%
Enel SpA	1.4%
Barclays PLC	1.3%
Engie SA	1.2%
Deutsche Bank AG	1.2%
Intesa Sanpaolo SpA	1.2%
Deutsche Telekom AG	1.2%

C000014159
Shareholder Report [Line Items]
Fund Name	State Street S&P 500 Index Fund
Class Name	Class N
Trading Symbol	SVSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street S&P 500 Index Fund (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[5]
AssetsNet	$ 1,610,161,757
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$1,610,161,757 Number of Portfolio Holdings506 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	32.4%
Financials	12.5%
Communication Services	10.5%
Consumer Discretionary	10.0%
Health Care	9.9%
Industrials	9.2%
Consumer Staples	5.4%
Energy	3.5%
Utilities	2.5%
Materials	2.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.3%
Apple, Inc.	6.6%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.6%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.